Submission	Jul. 21, 2026
Submission [Line Items]
Central Index Key	0001023459
Registrant Name	Simulations Plus, Inc.
Form Type	SC 14A
Submission Type	PRER14A
Fee Exhibit Type	EX-FILING FEES